UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON AUGUST 12, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON NOVEMBER 14, 2011.

Report for the Calendar Year or Quarter Ended:     June 30, 2011

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020

Signature, Place, and Date of Signing:

  Timothy I. Levart  New York  November 11, 2011


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       8

Form 13F Information Table Value Total:       384,485 (x 1,000)



List of Other Included Managers:








FORM 13F INFORMATION TABLE
Report date: 6/30/11
Reporting Manager: Davidson Kempner Capital Management LLC



                                                                  FORM 13F INFORMATION TABLE
                               TITLE OF            VALUE    SHARES/  	SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          CLASS     CUSIP   (x$1000)  PRN AMT  	PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ -------- --------- --------  -------- 	--- ---- ------- ------------ -------- -------- -------
 BJ's Wholesale Club Inc	 CS     05548J106  41,035    815,000     SH        SOLE                815,000
 Dollar Thrify Automative Group  CS     256743105  58,912    798,920 	 SH 	   SOLE		       798,920
 Duncan Energy Partners LP	 CS     265026104  10,037    232,019     SH        SOLE                232,019
 Lubrizol Corp                   CS     549271104 111,909    833,465     SH        SOLE                833,465
 National Semiconductor Corp     CS     637640103 106,312  4,319,853     SH        SOLE              4,319,853
 OptionsXpress Holdings Inc      CS     684010101   6,016    360,666     SH        SOLE                360,666
 Timberland Co.                  CS     887100105  30,281    704,700     SH        SOLE                704,700
 Ralcorp Holdings Inc	         CS     751028101  19,983    230,808     SH        SOLE                230,808
 						  384,485




